Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties
a)	Receivables from related parties

						Current			Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2024	12-31-2023		12-31-2024	12-31-2023
						ThCh$	ThCh$		ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	249,045	247,437	-	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,874,494	1,670,459	-	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	16,754	14,748	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	17,671	15,555	-	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	2,218,800	1,859,584	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	905,961	767,621	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	332,309	147,491	-	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Administrative Services	2,960,875	1,133,921	-	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	83,764	67,307	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	-	710,446	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	—	1,389,644	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	-	521,628	-	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	19,671,039	3,988,333	—	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	2,351,737	1,447,752	-	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	11,426	55,113	-	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	-	12,748	—		—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	233,615	224,177	-	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	68,271	22,741	-	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	525,325	492,226	-	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	2,120,908	23,737,063	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	694,913	615,499	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	2,055,772	1,828,895	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	946,162	672,349	-	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	599,280	561,521	-	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	35,461	111,271	-	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,530,307	1,438,058	-	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	297,171	278,448	-	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,166,485	1,020,093	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	58,104	54,443	-	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	698,896	580,915	-	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	18,970	-	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	—	242,125	-	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	—	3,298,013	-	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	—	215,021	-	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	42,453	8,199	-	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other Services	650,016	—	-	—	—
Foreign	EGP Magdalena Solar SA de CV	Mexico	Common Immediate Parent	US$	Engineering Services	366,322	—	-	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	—	804,311	-	—	—
		Total				42,783,336	50,274,125		—	—

b)	Payables to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2024	12-31-2023	12-31-2024	12-31-2023
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	2,130	-	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	96,815	85,066	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	21,897	18,532	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	100,750	99,449	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	12,961	10,889	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	-	725,547	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	664,597	211,676	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	-	3,504,042	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Administrative Services	-	2,237,282	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	17,411,427	13,109,107	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	830,054	845,605	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	204,123	86,671	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	33,171	31,005	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchases	591,816	520,938	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	191,814	171,500	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	1,273,957	713,663	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	-	22,016	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	671,338	323,962	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other Services	113,106	451,430	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Technical Services	-	220,579	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	166,505,078	146,577,056	1,015,904,873	1,034,791,219
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	12,218	114,153	—	—
Foreign	Enel X Advisory Services S.r.L.	Italy	Common Immediate Parent	EUR	Technical Services	7,287	-	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	506,009	1,973,905	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	3,065,906	7,773,093	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	-	238,209	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	-	538,142	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	28,312	26,463	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodities derivatives	1,353,173	29,915,452	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	1,461,321	5,084,420	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	311,776	642,625	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	707,985	653,225	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	-	245,139	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	9,000,456	31,310,148	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	14,125,373	16,707,060	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	3,743,485	6,259,507	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	2,241,694	7,680,812	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	—	325,943	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	2,125,763	16,688,192	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	2,532,327	8,393,271	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	695,578	714,721	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	2,059,352	1,919,621	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	-	113,349	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,485,162	1,471,152	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	40,198,093	123,046,700	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	2,264	1,988	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	4,608,916	6,259,685	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	2,486,018	2,924,035	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,253,659	3,594,734	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Services	1,698,197	1,194,512	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	-	113,027	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	259,839	434,851	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	13,582,828	14,627,961	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	23,903	1,626,356	-	-
		Total				298,301,928	462,578,466	1,015,904,873	1,034,791,219

(*) See Note 10.1. d) and e) below.

Summary of Significant Transactions and Effect on Income or Expenses

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2024	2023	2022
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	—	22,404,257	180,214,107
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel Consumption	—	(2,702,995)	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and others	6,688,879	8,356,103	7,859,162
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(223,839,011)	(214,830,783)	(443,243,955)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	—	6,588,337	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	(5,806,595)	(4,857,322)	(3,545,918)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	(2,438,974)	(2,014,876)	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(3,089,468)	(3,274,480)	(1,254,045)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,035,638)	(3,483,451)	(2,260,739)
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,652,282)	(3,965,495)	(2,340,510)
Foreign	Enel S.p.A.	Italy	Parent	Financial expenses	(3,794,499)	(914,228)	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	(18,681,998)	156,461,363	36,940,008
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	19,224,275	—	166,792,281
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	—	(1,477,536)	(1,492,743)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(63,392,975)	(56,576,882)	(72,578,171)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(11,924,956)	(12,774,436)	(6,136,692)
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	—	(2,867,907)	—

Summary of Future undiscounted debt flows

					12-31-2024
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Finance International NV	Netherlands	US$	2.91%	8,589,101	185,610,222	194,199,323	189,609,714	185,020,106	21,122,461	21,064,749	709,735,278	1,126,552,308
				Total	8,589,101	185,610,222	194,199,323	189,609,714	185,020,106	21,122,461	21,064,749	709,735,278	1,126,552,308

					12-31-2023
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184
				Total	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184

Summary of Compensation Paid to Members of the Board of Directors

				December 31, 2024
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - April 2024	80,905	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - April 2024	40,452	-	13,484
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - April 2024	40,452	-	13,484
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2024	136,004	-	44,332
12.627.794-6	Maria Teresa Vial Alamos	Director	April - December 2024	95,820		30,937
10.434.628-6	Pablo Cruz Olivos	Director	April - December 2024	95,820		30,937
9.973.492-2	Marcelo Castillo Agurto (1)	Chairman	April - December 2024	-	-	-
Foreign	Monica Girardi (2)	Director	January - September 2024	-	-	-
Foreign	Isabella Alessio	Director	January - December 2024	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2024	-	-	-
			TOTAL	489,453	-	133,174

				December 31, 2023
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2023	260,904	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2023	130,452	-	42,531
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2023	130,452	-	42,531
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2023	130,452	-	42,531
Foreign	Monica Girardi	Director	January - December 2023	-	-	-
Foreign	Isabella Alessio	Director	January - December 2023	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2023	-	-	-
			TOTAL	652,260	-	127,593

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2022	250,419	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2022	125,209	-	41,688
4.774.797-K	Pablo Cabrera Gaete	Director	January - December 2022	125,209	-	41,688
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January - December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January - December 2022	-	-	-
Foreign	Isabella Alessio	Director	January - December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January - December 2022	-	-	-
			TOTAL	626,046	-	125,064

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (1)	Chief Executive Officer
Foreign	Simone Conticelli (1)	Administration Finance and Control Officer
Foreign	Giuseppe Turchiarelli (1)	Interim Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn (2)	Human Resources and Organization Manager
Foreign	Gaetano Manzulli (2)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto (3)	General Counsel and Secretary to the Board
8.664.305-7	Nicolás Lustig Falcón (3)	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (4)	Sustainability and Relationship Manager
11.625.161-2	Pedro Urzúa Frei (4)	External Relations & Sustainability Officer

Summary of Compensation Received by Key Management Personnel

	December 31, 2024	December 31, 2023	December 31, 2022
	ThCh$	ThCh$	ThCh$
Remuneration	1,876,455	2,455,831	2,241,508
Short-term benefits for employees	371,839	345,548	261,306
Other long-term benefits	409,206	394,570	143,969
Total	2,657,500	3,195,949	2,646,783